Consolidated Statements of Equity (Parenthetical) - ¥ / shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Cash dividends: Common stock, per share	¥ 25.00	¥ 23.50	¥ 21.00
Mitsubishi UFJ Financial Group Shareholders' Equity [Member] | Unappropriated Retained Earnings [Member]
Cash dividends: Common stock, per share	¥ 25.00	¥ 23.50	¥ 21.00